Related Party Transactions and Balances (Details Textual)	1 Months Ended		9 Months Ended		12 Months Ended
	Nov. 26, 2015 USD ($)	Nov. 26, 2015 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 26, 2015 CNY (¥)
Related Party Transaction (Textual)
Loans to related parties			$ 249,790	$ 133,891		$ 531,559
Interest rates			12.00%
Provision for loan losses from related parties			$ 360,636			11,137
Interest expenses						61,542
Sale of loan receivables	$ 9,006,000	¥ 56,100,000
Loans receivable, fair value	8,471,000							¥ 52,767,000
Capital gain in additional paid-in capital	535,000							3,333,000
Amount due from a related party						1,653,839
Guarantees of short term bank loans			$ 11,712,955		$ 7,631,641
Zhengxin [Member]
Related Party Transaction (Textual)
Sale of loan receivables	9,006,000	¥ 56,100,000
Cash payments						$ 7,282,000	¥ 45,363,776
Amount due from a related party	$ 1,654,000							¥ 10,736,224
Minimum [Member]
Related Party Transaction (Textual)
Interest rates						21.36%
Maximum [Member]
Related Party Transaction (Textual)
Interest rates						24.00%